Fair Value Measurements - Summary of Fair Value Measurements Inputs (Detail)	Dec. 31, 2022	Dec. 31, 2021
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	10.17	10.1
Measurement Input, Share Price [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	10.17	9.81
Measurement Input, Exercise Price [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.5	11.5
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.7	0.27
Measurement Input, Risk Free Interest Rate [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.94	1.32
Measurement Input, Price Volatility [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	9.88
Measurement Input, Expected Term [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	5.5	5.69
Measurement Input Warrant to Buy Share [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.05	0.51
Measurement Input, Dividend Rate [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0